BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended			18 Months Ended
	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Defined Contribution Plan Disclosure
Employee contribution limit per calendar year (up to) (as a percent of pre-tax earnings)		50.00%
Employer contribution limit per calendar year (as a percent of compensation)	6.00%				10.00%
Employer contribution per dollar employee contributes up to contribution limit	50.00%				100.00%
United States
Defined Contribution Plan Disclosure
Defined contribution plan contributions		$ 20.5	$ 15.4	$ 10.2
Foreign Plan
Defined Contribution Plan Disclosure
Defined contribution plan contributions		$ 1.0	$ 1.0	$ 0.6